David James
Vice President and Managing Counsel
State Street Bank and Trust Company
Legal Fund Administration
4 Copley Place, 5th Floor
Boston, MA 02116
617.662.1742
617.662.3805
djames@statestreet.com

August 10, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re:	Artio Global Equity Fund (the “Global Equity Fund”)

— File nos. 333-111901, 811-6017

Ladies and Gentlemen:

On behalf of the Global Equity Fund and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information of the prospectus dated March 1, 2012, as supplemented July 27, 2012, for the Global Equity Fund as filed under Rule 497 on July 27, 2012 (SEC Accession No. 0000930413-12-004137). The purpose of the filing is to submit the requisite prospectus risk/return disclosures in XBRL for the Trust.

If there are any questions concerning this filing, please call me directly at (617) 662-1742.

Sincerely,

/s/ David James
David James
Managing Counsel and Vice President